Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.61 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.60%
Innovator U.S. Equity Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.40 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.90%
Innovator U.S. Equity Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $649.62 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.50%)
Innovator U.S. Equity Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $509.06 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.20%)